Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000073478 [Member]
Shareholder Report [Line Items]
Fund Name	Genter Dividend Income Fund
Class Name	Genter Dividend Income Fund
Trading Symbol	GDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Genter Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Additional Information Phone Number	1-877-5GENTER
Additional Information Website	https://funddocs.filepoint.com/gentercm/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Dividend Income Fund (GDIIX)	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 33,895,664
Holdings Count | Holding	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,895,664
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Enbridge, Inc.	4.7%
Altria Group, Inc.	4.3%
AT&T, Inc.	4.0%
Cisco Systems, Inc.	4.0%
M&T Bank Corp.	4.0%
CVS Health Corp.	3.7%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5%
Air Products and Chemicals, Inc.	3.3%
Evergy, Inc.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enbridge, Inc.	4.7%
Altria Group, Inc.	4.3%
AT&T, Inc.	4.0%
Cisco Systems, Inc.	4.0%
M&T Bank Corp.	4.0%
CVS Health Corp.	3.7%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5%
Air Products and Chemicals, Inc.	3.3%
Evergy, Inc.	3.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.